PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET - (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Prepaid deposits	¥ 29,915		¥ 24,518
Loans made to employees	34,421		20,584
Prepaid value-added tax	16,736		18,350
Professional fee	16,078		18,244
Prepaid rental expenses	6,837		15,669
Long-term investment disposal receivable			13,000
Inventory	7,186		5,870
Prepaid advertising expenses	9,743		2,654
Others	20,163		28,273
Total prepaid expenses and other current assets	141,079		147,162
Less: allowance for credit losses	29,740		7,405
Prepaid expenses and other current assets	¥ 111,339	$ 16,142	¥ 139,757